Note 12 - Income Taxes - Effective Income Tax (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
“Expected” income taxes (benefit)	$ (1,191,776)	$ 243,772	$ (593,031)
Remeasurement of deferred taxes related to the Tax Act	0	1,272,517	0
State income taxes, net of federal benefit	(12,875)	2,641	(29,422)
Meals and Entertainment	17,999	24,661	32,119
Provision to return reconciliation adjustment	6,400	(57,118)	18,064
Excess tax benefits related to share-based compensation	(90,603)	0	0
Non-deductible officers' compensation	31,456	0	0
Other differences, net	3,434	964	4,503
Change in valulation allowance	1,230,160	(1,504,088)	562,329
Total Net Income Tax Expense (Benefit)	$ (5,805)	$ (16,651)	$ (5,438)